United States
            Securities and Exchange Commission
                   Washington DC  20549

                         Form 13F

                    Form 13F Cover Page

     Report for the Calendar Year or Quarter Ended: 06/30/01

     Check here if Amendment [   ]; Amendment Number: ____
         This Amendment (Check only one.):   [   ] is a restatement.
                              [   ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:     The Hickory Group, Ltd.
     Address:  1801 East 9th Street Suite 1500
          Cleveland, Ohio 44114-3198

     Form 13F File Number: 28-3921

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:     Paul R. Abbey
     Title:    President and Chief Executive Officer
     Phone:    216/781.5600

     Signature, Place, and Date of Signing:

     ___________________________   Cleveland, Ohio     August 6, 2001
     (Signature)                 (City, State)              (Date)

     Report Type (Check only one.):

     [ ] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

48:  [   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this
49:   reporting manager are reported in this report and a portion are reported by other
50:   reporting manager(s).)
           FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:      0

     Form 13F Information Table Entry Total:      83

     Form 13F Information Table Value Total: $235,025
                                   (thousands)

     List of Other Included Managers:

64:  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional
65:  investment managers with respect to which this report is filed, other than the manager
     filing this report.

     NONE

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                          FORM 13F INFORMATION TABLE



           Column1
        Column2
     Column3
     Column4
                 Column5
      Column6
      Column7
                    Column8


     Name of Issuer
     Title of Class
     Cusip
     Value
     (x$1000)
     Shrs or
     Prn Amt
     Sh/
     PRN
     Put/
     Call
     Investment
     Discretion
     Other
     Managers
     Voting Authority











     Sole
     Shared
     None

     Agilent Technologies Equities      00846u101 1877 57751    Sh      -  sole none
     Allied Capital             Equities     01903q108 1018 43980       Sh -    sole none
     Altera Corp          Equities      021441100 4970 171378   Sh      -  sole none
     American Express           Equities     025816109 1352 34850       Sh -    sole none
     American Intl Group  Equities      026874107 3565 41451    Sh      -  sole none
     Apache Corp          Equities      037411105 1979 39000    Sh      -  sole none
     Automatic Data Proc  Equities      053015103 3280 65991    Sh      -  sole none
     BP Amoco PLC         Equities      055622104 1055 21164    Sh      -  sole none
     Bank One             Equities      06423a103 2394 66882    Sh      -  sole none
     BellSouth Corp.            Equities     079860102 452  11234       Sh -    sole none
     Beverly Enterprises  Equities      087851309 214  20000    Sh      -  sole none
     Bristol-Myers Squibb Equities      110122108 3624 69292    Sh      -  sole none
     Burlington Resources Equities      122014103 3185 79735    Sh      -  sole none
     Carnival Corp        Equities      143658102 3328 108410   Sh      -  sole none
     Cedar Fair L.P.            Equities     150185106 346  15200       Sh -    sole none
     Cisco Systems Inc.         Equities     17275r102 2560 140654      Sh -    sole none
     Citigroup            Equities      172967101 569  10762    Sh      -  sole none
     Clear Channel Comm   Equities      184502102 839  13375    Sh      -  sole none
     Compaq Computer      Equities      204493100 1970 127151   Sh      -  sole none
     Costco Companies     Equities      22160k105 2122 51650    Sh      -  sole none
     DST Systems Inc.           Equities     233326107 662  12556       Sh -    sole none
     Dal-Tile             Equities      23426r108 2130 114840   Sh      -  sole none
     EMC Corp Mass        Equities      268648102 434  14948    Sh      -  sole none
     El Paso Corporation  Equities      28336L109 4250 80886    Sh      -  sole none
     Elan Corp PLC ADR    Equities      284131208 7615 124834   Sh      -  sole none
     Endesa ADR           Equities      29258n107 2482 156300   Sh      -  sole none
     Ericsson L.M. Tele         Equities     294821400 2932 540965      Sh -    sole none
     Erie Indemnity CL A  Equities      29530p102 3641 122400   Sh      -  sole none
     ExxonMobil           Equities      30231g102 2383 27282    Sh      -  sole none
     Fannie Mae           Equities      313586109 1428 16766    Sh      -  sole none
     Fedex Corporation          Equities     31428X106 6635 165050      Sh -    sole none
     First Health Group         Equities     320960107 362  15000       Sh -    sole none
     First Ind Realty Tr        Equities     32054k103 598  18600       Sh -    sole none
     First Merit          Equities      337915102 4594 174006   Sh      -  sole none
     First Union Company  Equities      337358105 2677 76610    Sh      -  sole none
     Flow International Corp    Equities     343468104 205  19000       Sh -    sole none
     General Electric           Equities     369604103 9235 189442      Sh -    sole none
     General Motors Corp  Equities      370442105 999  15526    Sh      -  sole none
     Gliatech Inc         Equities      37929c103 213  50000    Sh      -  sole none
     Hewlett-Packard Co   Equities      428236103 3562 124552   Sh      -  sole none
     Home Depot           Equities      437076102 3980 85493    Sh      -  sole none
     Illinois Tool Wks Inc      Equities     452308109 5398 85277       Sh -    sole none
     Integrated Device Tech     Equities     458118106 3228 101850      Sh -    sole none
     Intel Corporation          Equities     458140100 6168 210870      Sh -    sole none
     Intl Business Machines     Equities     459200101 3246 28724       Sh -    sole none
     Intl Rectifier Corp        Equities     460254105 1914 56115       Sh -    sole none
     Interpublic Group          Equities     460690100 3074 104750      Sh -    sole none
     Jefferson Pilot            Equities     475070108 4698 97229       Sh -    sole none
     Johnson & Johnson    Equities      478160104 5949 118978   Sh      -  sole none
     KeyCorp       Equities     493267108    4306 165284    Sh  -       sole    none
     Koninklijke Philips Elec   Equities     500472303 6454 244177      Sh -    sole none
     Lear                 Equities      521865105 3835 109883   Sh      -  sole none
     Leggett & Platt Inc.       Equities     524660107 5006 227250      Sh -    sole none
     Leucadia National Corp     Equities     527288104 1358 41840       Sh -    sole none
     Masco                Equities      574599106 4190 167850   Sh      -  sole none
     Medtronic Inc        Equities      585055106 1144 24875    Sh      -  sole none
     Merck & Company Inc. Equities      589331107 2291 35854    Sh      -  sole none
     Microsoft            Equities      594918104 1321 18096    Sh      -  sole none
     Moody's              Equities      615369105 841  25100    Sh      -  sole none
     National City Corp         Equities     635405103 5071 164738      Sh -    sole none
     PepsiCo Inc          Equities      713448108 445  10068    Sh      -  sole none
     Pfizer Inc           Equities      717081103 8421 210271   Sh      -  sole none
     Phelps Dodge Corp    Equities      717265102 1355 32647    Sh      -  sole none
     Procter & Gamble           Equities     742718109 7891 123687      Sh -    sole none
     Progressive Corp, Ohio     Equities     743315103 1736 12839       Sh -    sole none
     RPM Inc.             Equities      749685103 218  23666    Sh      -  sole none
     Royal Dutch Petroleum      Equities     780257804 4034 69225       Sh -    sole none
     SBC Communication    Equities      78387g103 4672 116629   Sh      -  sole none
     Second Bancorp Inc.  Equities      813114105 9038 394676   Sh      -  sole none
     Seitel Inc.          Equities      816074306 430  32788    Sh      -  sole none
     Solectron            Equities      834182107 722  39440    Sh      -  sole none
     Sungard Data Sys Inc Equities      867363103 1073 35750    Sh      -  sole none
     Synovus Financial          Equities     87161c105 621  19805       Sh -    sole none
     Tanger Factory Outlet      Equities     875465106 458  19900       Sh -    sole none
     Texas Instruments          Equities     882508104 2826 89707       Sh -    sole none
     Textron Inc          Equities      883203101 5121 93050    Sh      -  sole none
     Toys R Us            Equities      892335100 686  27707    Sh      -  sole none
     Verizon Comm         Equities      92343v104 769  14373    Sh      -  sole none
     Vodafone Group             Equities     92857w100 423  18915       Sh -    sole none
     Wal-Mart Stores Inc. Equities      931142103 999  20477    Sh      -  sole none
     Waste Management Inc Equities      94106l109 5953 193145   Sh      -  sole none
     Wells Fargo & Co           Equities     949746101 3813 82115       Sh -    sole none
     WorldCom Group             Equities     98157d106 2117 149075      Sh -    sole none

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